BALANCE SHEET (Parenthetical)	Dec. 31, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	100
Common Stock, Shares, Issued	100
Common Stock, Shares, Outstanding	100